Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 189,374	$ 205,063		$ 204,018
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense and container impairment	148,974	104,844		83,177
Bad debt expense, net	8,084	1,525		3,007
Unrealized (gains) losses on interest rate swaps and caps, net	(8,656)	(5,527)		3,849
Amortization of debt issuance costs and accretion of bond discount	11,587	11,700		8,101
Amortization of intangible assets	4,226	5,020		6,110
Amortization of acquired net below-market leases		(33)	[1]	(411)	[1]
Amortization of deferred revenue	(1,001)	(6,026)		(9,181)
Gains on sale of containers, net	(27,340)	(34,837)		(31,631)
Bargain purchase gain		(9,441)
Gain on sale of containers to noncontrolling interest				(19,773)
Share-based compensation expense	5,694	7,968		6,177
Decrease (increase) in:
Accounts receivable, net	(5,949)	(4,226)		(25,924)
Trading containers, net	(5,713)	5,674		(12,566)
Prepaid expenses and other current assets	(4,692)	218		(7,046)
Due from affiliates, net	4,377	(3,564)
Other assets	(3,852)	2,219		4,736
Increase (decrease) in:
Accounts payable	3,635	1,631		(3,680)
Accrued expenses	(4,491)	(4,850)		6,503
Deferred revenue and other liabilities	(413)	(316)		6,713
Due to owners, net	(443)	(1,460)		(1,733)
Long-term income tax payable	(11,530)	4,851		1,908
Deferred taxes, net	14,758	(2,078)		46
Total adjustments	127,255	73,292		18,382
Net cash provided by operating activities	316,629	278,355		222,400
Cash flows from investing activities:
Purchase of containers and fixed assets	(765,418)	(1,087,489)		(823,694)
Payment for TAP Funding Ltd.		(20,532)
Payment for Textainer Marine Containers Ltd. capital restructuring, net of cash acquired				(11,783)
Proceeds from sale of containers and fixed assets	123,738	91,324		75,311
Receipt of payments on direct financing and sales-type leases, net of income earned	57,200	30,582		25,987
Net cash provided by (used in) investing activities	(584,480)	(986,115)		(734,179)
Cash flows from financing activities:
Proceeds from revolving credit facilities	447,138	435,720		202,100
Principal payments on revolving credit facilities	(136,573)	(127,327)		(173,053)
Proceeds from secured debt facilities	249,600	907,000		627,000
Principal payments on secured debt facilities	(315,000)	(853,697)		(364,803)
Proceeds from bonds payable	299,359	400,000		400,000
Principal payments on bonds payable	(139,022)	(118,168)		(71,500)
Increase in restricted cash	(8,215)	(7,173)		(30,824)
Debt issuance costs	(13,633)	(24,048)		(8,402)
Issuance of common shares upon exercise of share options	3,617	4,669		6,065
Issuance of common shares in public offering, net of offering costs		184,839
Excess tax benefit from share-based compensation awards	2,444	2,580		3,633
Capital contributions from noncontrolling interest	2,476	12,007		1,823
Dividends paid	(104,199)	(83,473)		(62,549)
Net cash (used in) provided by financing activities	287,992	732,929		529,490
Effect of exchange rate changes	(45)	142		24
Net increase in cash and cash equivalents	20,096	25,311		17,735
Cash and cash equivalents, beginning of the year	100,127	74,816		57,081
Cash and cash equivalents, end of the year	120,223	100,127		74,816
Cash paid during the year for:
Interest and realized losses on interest rate swaps and caps, net	81,440	70,392		46,287
Net income taxes paid	1,454	820		391
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases	(64,889)	62,198		(73,221)
Containers placed in direct financing and sales-type leases	121,152	149,115		47,672
Intangible assets relinquished for container purchases		8,305		7,748
Contribution of nonmonetary assets for Textainer Marine Containers Ltd. capital restructuring:
Net investment in direct financing and sales-type leases				8,896
Containers, net				$ 124,153

[1]	Represents a step acquisition adjustment related to TL's purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.